Result of the Year - Summary of Various Items of Financial Income and Expense (Details) - DKK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Financial Income And Financial Expenses [Abstract]
Interest income on cash balances	kr 37	kr 45	kr 316
Foreign currency exchange gains	11,849	1,649
Gain on embedded call option (Note 3.7)	546	750
Total financial income	12,432	2,444	316
Interest expense on Loan Agreement	7,350	9,921	3,239
Write-off of transaction costs for Loan Agreement tranche 2			1,678
Loss on embedded call option			354
Interest expense on lease liabilities	624	567	351
Gain on lease modification	(365)		216
Interest expense on cash balances	1,484	3,626	1,213
Foreign currency exchange loss	1,369	14,805	229
Bank fees and other charges	147	152	79
Total financial expenses	kr 10,609	kr 29,071	kr 7,359